Segment Data (Schedule Of Operating Segment Results) (Detail) - Entity [Domain] - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenue	$ 1,344,564	$ 1,715,797	$ 1,630,034	$ 1,630,154	$ 1,342,548	$ 1,694,367	$ 1,587,522	$ 1,618,097	$ 1,343,058	$ 6,318,533	$ 6,243,044	$ 6,246,884
Direct operating expenses	578,519	649,983	648,409	644,870	597,688	678,769	651,413	635,528	599,310	2,540,950	2,565,020	2,504,529
Selling, general and administrative expenses	416,188	419,800	427,259	418,928	414,636	420,012	408,684	408,399	401,833	1,680,623	1,638,928	1,660,289
Depreciation and amortization	170,453	186,100	175,865	174,062	174,871	191,582	177,330	179,734	182,182	710,898	730,828	729,285
Impairment charges		19,239	35	4,902	0	16,970	0	0	0	24,176	16,970	37,651
Corporate expenses	77,288	87,227	78,202	82,197	72,705	67,812	89,574	75,328	80,800	320,331	313,514	293,207
Other operating income (expense),net	(8,974)	(5,678)	47,172	(1,628)	165	13,304	6,186	1,113	2,395	40,031	22,998	48,127
Operating income (loss)	93,142	347,770	$ 347,436	$ 303,567	82,813	332,526	$ 266,707	$ 320,221	$ 81,328	1,081,586	1,000,782	1,070,050
Segment assets	13,581,933	14,040,242				15,097,302				14,040,242	15,097,302	16,292,713
Capital expenditures	56,455				67,408					318,164	324,526	390,280
Share-based compensation expense	2,524				3,036					10,713	16,715	28,540
Intersegment [Member]
Segment Reporting Information [Line Items]
Revenue	3,742				4,545					16,905	16,734	16,507
iHM [Member]
Segment Reporting Information [Line Items]
Revenue	697,801				670,347					3,161,503	3,131,595	3,084,780
Direct operating expenses	213,829				211,946					927,674	953,577	888,914
Selling, general and administrative expenses	261,349				253,345					1,018,930	984,704	959,182
Depreciation and amortization	60,742				60,324					240,868	262,136	262,409
Impairment charges										0	0	0
Corporate expenses	0				0					0	0	0
Other operating income (expense),net	0				0					0	0	0
Operating income (loss)	161,881				144,732					974,031	931,178	974,275
Segment assets		7,720,181				7,933,564				7,720,181	7,933,564	8,061,701
Capital expenditures	11,913				10,292					50,403	75,742	65,821
Share-based compensation expense	0				0					0	0	0
iHM [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenue	0				0					10	0	0
Americas Outdoor Advertising [Member]
Segment Reporting Information [Line Items]
Revenue	295,863				290,610					1,350,623	1,385,757	1,367,669
Direct operating expenses	146,234				143,364					605,771	610,750	625,852
Selling, general and administrative expenses	55,637				56,368					233,641	243,456	262,645
Depreciation and amortization	50,340				49,712					203,928	206,031	200,372
Impairment charges										0	0	0
Corporate expenses	0				0					0	0	0
Other operating income (expense),net	0				0					0	0	0
Operating income (loss)	43,652				41,166					307,283	325,520	278,800
Segment assets		3,664,574				3,823,347				3,664,574	3,823,347	3,991,147
Capital expenditures	16,695				16,444					109,727	96,590	130,786
Share-based compensation expense	0				0					0	0	0
Americas Outdoor Advertising [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenue	1,101				976					3,436	2,473	1,175
International Outdoor Advertising [Member]
Segment Reporting Information [Line Items]
Revenue	319,180				344,641					1,610,636	1,560,433	1,579,275
Direct operating expenses	216,737				238,149					991,117	983,978	977,640
Selling, general and administrative expenses	71,493				76,581					314,878	300,116	312,017
Depreciation and amortization	42,441				48,331					198,143	194,493	196,909
Impairment charges										0	0	0
Corporate expenses	0				0					0	0	0
Other operating income (expense),net	0				0					0	0	0
Operating income (loss)	(11,491)				(18,420)					106,498	81,846	92,709
Segment assets		1,680,598				1,899,648				1,680,598	1,899,648	2,100,397
Capital expenditures	25,105				20,862					117,480	100,949	136,990
Share-based compensation expense	0				0					0	0	0
International Outdoor Advertising [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenue	0				0					0	0	80
Other [Member]
Segment Reporting Information [Line Items]
Revenue	35,462				41,495					212,676	181,993	231,667
Direct operating expenses	3,398				6,388					24,009	25,271	25,088
Selling, general and administrative expenses	29,772				30,728					122,448	118,830	129,987
Depreciation and amortization	7,666				8,719					33,543	39,291	45,568
Impairment charges										0	0	0
Corporate expenses	0				0					0	0	0
Other operating income (expense),net	0				0					0	0	0
Operating income (loss)	(5,374)				(4,340)					32,676	(1,399)	31,024
Segment assets		277,388				534,363				277,388	534,363	815,435
Capital expenditures	1,051				1,807					5,744	9,933	17,438
Share-based compensation expense	0				0					0	0	0
Other [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenue	2,641				3,569					13,459	14,261	15,252
Corporate and other reconciling items [Member]
Segment Reporting Information [Line Items]
Revenue	0				0					0	0	0
Direct operating expenses	0				0					0	0	0
Selling, general and administrative expenses	0				0					0	0	0
Depreciation and amortization	9,264				7,785					34,416	28,877	24,027
Impairment charges										24,176	16,970	37,651
Corporate expenses	77,288				72,705					320,341	313,514	293,207
Other operating income (expense),net	(8,974)				165					40,031	22,998	48,127
Operating income (loss)	(95,526)				(80,325)					(338,902)	(336,363)	(306,758)
Segment assets		697,501				906,380				697,501	906,380	1,324,033
Capital expenditures	1,691				18,003					34,810	41,312	39,245
Share-based compensation expense	2,524				3,036					10,713	16,715	28,540
Corporate and other reconciling items [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenue	0				0					0	0	0
Eliminations [Member]
Segment Reporting Information [Line Items]
Revenue	(3,742)				(4,545)					(16,905)	(16,734)	(16,507)
Direct operating expenses	(1,679)				(2,159)					(7,621)	(8,556)	(12,965)
Selling, general and administrative expenses	(2,063)				(2,386)					(9,274)	(8,178)	(3,542)
Depreciation and amortization	0				0					0	0	0
Impairment charges										0	0	0
Corporate expenses	0				0					(10)	0	0
Other operating income (expense),net	0				0					0	0	0
Operating income (loss)	0				0					0	0	0
Segment assets		$ 0				$ 0				0	0	0
Capital expenditures	0				0					0	0	0
Share-based compensation expense	0				0					0	0	0
Eliminations [Member] | Intersegment [Member]
Segment Reporting Information [Line Items]
Revenue	$ 0				$ 0					$ 0	$ 0	$ 0